Consolidated Statement of Cash Flows (Parenthetical) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Jul. 31, 2023	Jul. 31, 2023
Statement [Line Items]
cash and cash equivalents acquired as part of the acquisitions	$ 63	$ 3,646